Property, Plant and Equipment, Net - Summary of Property,Plant and Equipment, Net (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Total property and equipment, gross	$ 36.3	$ 34.8
Less: Accumulated depreciation	(22.1)	(19.4)
Total property and equipment, net	14.2	15.4
Equipment
Property Plant And Equipment [Line Items]
Total property and equipment, gross	14.4	13.3
Capitalized Software
Property Plant And Equipment [Line Items]
Total property and equipment, gross	7.2	7.1
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment, gross	11.5	11.3
Furniture And Fixtures
Property Plant And Equipment [Line Items]
Total property and equipment, gross	3.0	2.9
Vehicles
Property Plant And Equipment [Line Items]
Total property and equipment, gross	$ 0.2	$ 0.2